SUBSEQUENT EVENTS - Revolving credit facility (Details) - Beijing Baosheng - Revolving credit facility - Bank of Communications $ in Millions	Mar. 05, 2021 CNY (¥)	Mar. 05, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Subsequent Event [Line Items]
Total borrowings | ¥			¥ 50,000,000
Subsequent event
Subsequent Event [Line Items]
Maximum borrowing capacity	¥ 50,000,000	$ 8.7
Term of credit facility	3 months
Fixed interest rate	3.85%
Deposit | $		$ 8.7